UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: 03/31/2013

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 03/31/2013

		Yield to	Amortized
Principal	Maturity	Maturity	Cost
Amount	Date	(Note 1(b))	(Note 1(a))
-----------	------------	------------	------------
COMMERCIAL PAPER -- 74.71%
$ 312,000 JPMorgan Chase & Co.	04/01/2013	0.18%	$ 312,000
1,525,000 Rockwell Automation, Inc.	04/01/2013	0.17%	1,525,000
1,022,000 BMW US Capital, LLC	04/02/2013	0.17%	1,021,995
136,000 BMW US Capital, LLC	04/02/2013	0.17%	135,999
488,000 JPMorgan Chase & Co.	04/02/2013	0.22%	487,997
1,000,000 JPMorgan Chase & Co.	04/03/2013	0.25%	999,986
1,450,000 Commonwealth Bank of Australia	04/04/2013	0.20%	1,449,976
273,000 Parker-Hannifin Corporation	04/05/2013	0.13%	272,996
632,000 ConocoPhillips Qatar Funding Ltd.	04/08/2013	0.17%	631,979
1,032,000 Southern Company (The)	04/08/2013	0.20%	1,031,960
550,000 United Health Group Incorporated	04/08/2013	0.27%	549,971
1,500,000 United Health Group Incorporated	04/08/2013	0.23%	1,499,933
1,575,000 John Deere Bank S.A.	04/09/2013	0.15%	1,574,947
1,000,000 Prudential Funding, LLC	04/09/2013	0.15%	999,967
500,000 Southern Company Funding Corporation	04/09/2013	0.22%	499,976
700,000 General Electric Capital Corporation	04/10/2013	0.21%	699,963
1,000,000 Southern Company (The)	04/10/2013	0.20%	999,950
1,500,000 Brown-Forman Corporation	04/12/2013	0.23%	1,499,895
1,000,000 Brown-Forman Corporation	04/12/2013	0.23%	999,930
500,000 John Deere Bank S.A.	04/15/2013	0.14%	499,973
1,250,000 Nestle Finance International Ltd.	04/15/2013	0.25%	1,249,878
200,000 Nestle Finance International Ltd.	04/15/2013	0.20%	199,984
300,000 Nestle Finance International Ltd.	04/15/2013	0.18%	299,979
350,000 Reckitt Benckiser Treasury
Services plc	04/15/2013	0.28%	349,962
450,000 Reckitt Benckiser Treasury
Services plc	04/15/2013	0.28%	449,951
785,000 BMW US Capital, LLC	04/16/2013	0.14%	784,954
550,000 ConocoPhillips Qatar Funding Ltd.	04/18/2013	0.17%	549,956
1,350,000 Prudential plc	04/18/2013	0.23%	1,349,853
250,000 Prudential plc	04/18/2013	0.23%	249,973
1,216,000 Reckitt Benckiser Treasury
Services plc	04/18/2013	0.41%	1,215,770
600,000 John Deere Financial Limited	04/19/2013	0.15%	599,955
550,000 ConocoPhillips Qatar Funding Ltd.	04/22/2013	0.15%	549,952
200,000 JPMorgan Chase & Co.	04/22/2013	0.18%	199,979
250,000 Brown-Forman Corporation	04/24/2013	0.21%	249,966
952,000 UnitedHealth Group Incorporated	04/25/2013	0.28%	951,822
1,290,000 General Electric Capital Corporation	04/30/2013	0.20%	1,289,792
350,000 Prudential plc	05/02/2013	0.20%	349,940
675,000 Toyota Motor Credit Corporation	05/02/2013	0.20%	674,884
451,000 Swedbank	05/03/2013	0.16%	450,936
2,000,000 Swedbank	05/03/2013	0.17%	1,999,698
250,000 Reckitt Benckiser Treasury
Services plc	05/07/2013	0.27%	249,933
343,000 John Deere Financial Limited	05/08/2013	0.15%	342,947
1,000,000 Toyota Motor Credit Corporation	05/21/2013	0.15%	999,792
400,000 Southern Company (The)	05/23/2013	0.22%	399,873
1,450,000 American Honda Finance Corporation	05/28/2013	0.16%	1,449,633
1,050,000 Bank of Nova Scotia New York
Agency (The)	06/03/2013	0.19%	1,049,651
1,000,000 Australia and New Zealand Banking
Group Ltd.	06/04/2013	0.18%	999,680
1,074,000 Nordea North America Inc.	06/04/2013	0.19%	1,073,637
500,000 Prudential plc	06/04/2013	0.22%	499,804
350,000 Prudential plc	06/04/2013	0.22%	349,863
1,450,000 Commonwealth Bank of Australia	06/05/2013	0.19%	1,449,516
470,000 Coca-Cola Company (The)	06/17/2013	0.16%	469,839
406,000 American Honda Finance Corporation	06/19/2013	0.16%	405,857
1,000,000 Bank of Nova Scotia New York
Agency (The)	06/19/2013	0.20%	999,561
750,000 Bank of Nova Scotia New York
Agency (The)	06/19/2013	0.20%	749,671
650,000 Honeywell International, Inc.	06/26/2013	0.17%	649,736
500,000 Reckitt Benckiser Treasury
Services plc	07/02/2013	0.51%	499,361
500,000 Nestle Capital Corporation	07/10/2013	0.34%	499,542
944,000 American Honda Finance Corporation	07/12/2013	0.15%	943,599
1,000,000 General Electric Capital Corporation	07/26/2013	0.18%	999,420
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TOTAL COMMERCIAL PAPER			46,792,492
			-----------
U.S. GOVERNMENT AND AGENCY

OBLIGATIONS -- 25.26%
3,000,000 Federal Farm Credit Banks
Floating Rate Note	04/16/2013	0.18%	3,000,000
100,000 Federal Home Loan Banks
Floating Rate Note	04/30/2013	0.29%	100,013
2,085,000 Federal Home Loan Banks
Floating Rate Note	07/22/2013	0.24%	2,084,949
2,100,000 Federal Farm Credit Banks
Floating Rate Note	07/29/2013	0.16%	2,100,478
500,000 Federal Farm Credit Banks
Floating Rate Note	09/23/2013	0.17%	500,218
4,000 Freddie Mac 4.875%	11/15/2013	0.33%	4,113
1,000,000 U.S. Treasury Note	06/30/2013	0.16%	1,000,526
3,500,000 U.S. Treasury Note	07/15/2013	0.15%	3,508,615
1,500,000 U.S. Treasury Note	07/31/2013	0.19%	1,515,932
1,000,000 U.S. Treasury Note	08/15/2013	0.12%	1,002,351
1,000,000 U.S. Treasury Bill	05/23/2013	0.13%	999,863
			-----------
TOTAL U.S. GOVERNMENT
AND AGENCY OBLIGATIONS			15,817,058
			-----------
TOTAL SECURITY HOLDINGS - 99.97%			62,609,550
			-----------
OTHER ASSETS, NET OF LIABILITIES	- 0.03%		21,786
			-----------
TOTAL NET ASSETS
(basis of percentages disclosed above) - 100.00%			$62,631,336
			-----------
			-----------

% OF NET ASSETS

As of March 31, 2013, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 – quoted prices in active markets for identical investments Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
None	$ -
Level 2 -
Commercial Paper	46,792,492
U.S. Government and Agency Obligations	15,817,058
Level 3 -
None	-
-----------
Total	$62,609,550
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/06/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/06/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/06/2013